Shareholders equity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Shareholders Equity 1	500,000,000	500,000,000
Shareholders Equity 2	$ 0.0001
Shareholders Equity 3	154,473,159	154,473,159
Shareholders Equity 4	155,635,016	155,635,016
Shareholders Equity 5	909,188	909,188
Shareholders Equity 6	99,995	99,995
Shareholders Equity 7	$ 1.60
Shareholders Equity 8	$ 11.20
Shareholders Equity 9	563,213	563,213
Shareholders Equity 10	$ 1.15
Shareholders Equity 11	8.05
Shareholders Equity 12	245,980	245,980
Shareholders Equity 13	$ 0.78
Shareholders Equity 14	5.45
Shareholders Equity 15	1,103,499	1,103,499
Shareholders Equity 16	756,791	756,791
Shareholders Equity 17	376,978	376,978
Shareholders Equity 18	$ 1.15
Shareholders Equity 19	8.05
Shareholders Equity 20	379,813	379,813
Shareholders Equity 21	$ 0.78
Shareholders Equity 22	5.45
Shareholders Equity 23	1,062,220	1,062,220
Shareholders Equity 24	99,008	99,008
Shareholders Equity 25	$ 0.78
Shareholders Equity 26	5.45
Shareholders Equity 27	1,062,849	1,062,849
Shareholders Equity 28	10.00%	10.00%
Shareholders Equity 29	50.00%	50.00%
Shareholders Equity 30		11,587,000
Shareholders Equity 31		15,613,000
Shareholders Equity 32		20,070,000
Shareholders Equity 33	3,221,000
Shareholders Equity 34		35,329,000
Shareholders Equity 35		50,942,000
Shareholders Equity 36		71,012,000
Shareholders Equity 37	11,398,000
Shareholders Equity 38	25.00%	25.00%
Shareholders Equity 39		258,057,000
Shareholders Equity 40	$ 41,421,000